Segment Information (Net Income (Loss) by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net income (loss)	$ (38)	$ 712	$ 1,636
Property & Casualty Commercial [Member]
Segment Reporting Information [Line Items]
Net income (loss)	547	526	1,007
Consumer Markets [Member]
Segment Reporting Information [Line Items]
Net income (loss)	166	7	125
Property & Casualty Other Operations [Member]
Segment Reporting Information [Line Items]
Net income (loss)	57	(117)	(53)
Group Benefits [Member]
Segment Reporting Information [Line Items]
Net income (loss)	129	92	188
Mutual Funds [Member]
Segment Reporting Information [Line Items]
Net income (loss)	71	98	132
Talcott Resolution [Member]
Segment Reporting Information [Line Items]
Net income (loss)	1	540	672
Corporate [Member]
Segment Reporting Information [Line Items]
Net income (loss)	$ (1,009)	$ (434)	$ (435)